Consolidated Cash Flow Statements - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating activities
Net profit/(loss) for the period	€ (131,035)	€ (110,914)
Reversal of finance income	(3,575)	(45,135)
Reversal of finance expenses	77,161	9,840
Reversal of (gain)/loss on disposal of property, plant and equipment	(91)	21
Reversal of income taxes (expenses)	2,508	1,297
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(24,770)	(614)
Share of profit/(loss) of associates	5,796	1,227
Share-based payment	17,281	13,688
Depreciation	4,359	4,435
Amortization	118	111
Changes in working capital:
Inventories	(23,750)	(20,178)
Receivables	(11,286)	(9,608)
Prepayments	(3,904)	(10,176)
Contract liabilities (deferred income)	(950)	(256)
Trade payables, accrued expenses and other payables	(19,025)	14,236
Increase/(decrease) in provisions	7,076	1,983
Cash flows generated from/(used in) operations	(104,087)	(150,043)
Finance income received	3,588	3,879
Finance expenses paid	(877)	(906)
Income taxes received/(paid)	(206)	26
Cash flows from/(used in) operating activities	(101,582)	(147,044)
Investing activities
Acquisition of property, plant and equipment	(199)	(1,085)
Settlement of marketable securities	7,354	211,731
Cash flows from/(used in) investing activities	7,155	210,646
Financing activities
Repayment of borrowings	(2,786)	(2,568)
Proceeds from exercise of warrants	21,209	1,866
Cash flows from/(used in) financing activities	18,423	(702)
Increase/(decrease) in cash and cash equivalents	(76,004)	62,900
Cash and cash equivalents at January 1	392,164	444,767
Effect of exchange rate changes on balances held in foreign currencies	4,079	(6,386)
Bank deposits	320,239	501,281
Cash and cash equivalents at March 31	€ 320,239	€ 501,281